Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of component of loss per common share
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Net loss attributable to common stockholders	$(8,320,024)	$(3,803,619)	$(12,041,393)	$(1,670,624)
Basic
Basic weighted average shares outstanding	71,785,448	61,180,365	70,309,078	58,297,202

Diluted
Diluted weighted average common shares outstanding	71,785,448	61,180,365	70,309,078	58,297,202

Net loss per share:
Basic	$(0.12)	$(0.06)	$(0.17)	$(0.03)
Diluted	$(0.12)	$(0.06)	$(0.17)	$(0.03)

	2017	2016
Net loss attributable to common stockholders	$(9,835,601)	$(26,407,974)
Basic
Basic weighted average common shares outstanding	61,182,209	35,998,001

Diluted
Diluted weighted average common shares outstanding	61,182,209	35,998,001

Net loss per share:
Basic	$(0.16)	$(0.73)
Diluted	$(0.16)	$(0.73)

Schedule of number of securities convertible into common shares
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Warrants	403,714	3,546,897	403,714	3,546,897
Options	1,903,978	2,462,863	1,903,978	2,462,863
Series A Preferred Stock	933,333	933,333	933,333	933,333
Convertible promissory note and interest	18,265,908	35,745,070	18,265,908	35,745,070
Total	21,506,933	42,688,163	21,506,933	42,688,163

	December 31,	December 31,
	2017	2016
Warrants	2,521,896	3,783,002
Options	2,162,977	2,101,428
Series A Preferred Stock	933,333	933,333
Series E Preferred Stock	-	7,154,997
Convertible promissory note and interest	35,346,703	2,371,945
Total	40,964,909	16,344,705